Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 4,849	$ 4,611
Long-term Debt, current portion	$ 110	$ 3
Preferred Stock, par value	$ 1	$ 1
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	181,303,083	198,930,240
Common stock, shares outstanding	181,303,083	198,930,240